Stock Options and Stock-based Compensation (Details 4)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free interest rate	1.91%	0.35%	1.56%	1.15%
Volatility factor	70.90%		73.56%
Weighted average expected life (in years)	7 years	7 years	7 years	7 years
Dividend rate	0.00%	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility factor		73.00%		73.56%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility factor		24.00%		24.28%